Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Net loss per share attributable to common stockholders was computed as follows:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to Hippo – basic and diluted (in millions)	$(371.4)	$(141.5)

Denominator:
Weighted-average shares used in computing net loss per share attributable to Hippo — basic and diluted	272,168,933	86,897,893

Net loss per share attributable to Hippo — basic and diluted	$(1.36)	$(1.63)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	December 31,
	2021	2020
Convertible preferred stock (on an as if converted basis)	—	275,009,550
Outstanding options	47,538,926	58,168,262
Warrants to purchase common shares	9,000,000	33,127,646
Warrants to purchase preferred shares	—	17,344,906
Common stock subject to repurchase	5,008,767	9,499,253
RSU and PRSUs	28,939,349	—
Convertible notes	—	15,146,260

Total	90,487,042	408,295,877